Prudential Investment Portfolios 12

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

May 30, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1520

Re:	485(b) Filing for Prudential Investment Portfolios 12
Registration Numbers 333-42705 and 811-08565

Dear Sir or Madam:

We are filing today via EDGAR a Post-Effective Amendment under Rule 485(b) to the Registration Statement of the above-referenced Registrant. The purpose for this Post-Effective Amendment is to file exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the Registrant’s prospectus(es), dated May 30, 2014, included in Post-Effective Amendment No. 32 (Accession Number: 0000067590-14-000634) filed via EDGAR on May 22, 2014.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-802-6469.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain